Related party transactions	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Related party transactions	Related party transactions We have a 24.9% interest in Carl Zeiss SMT Holding GmbH & Co. KG, which owns 100% of the shares in Carl Zeiss SMT GmbH. Based on the 24.9% investment, Carl Zeiss SMT Holding GmbH & Co. KG and its subsidiaries are considered related parties.
On November 3, 2016 we agreed with Carl Zeiss SMT GmbH to support their R&D costs, capital expenditures and supply chain investments, in respect of High-NA, for an amount initially estimated at €760.0 million. The current estimate as of December 31, 2020 is €1,354.8 million (2019: €1,242.2 million). As of December 31, 2020 our estimated remaining commitment to Carl Zeiss SMT GmbH is €319.9 million (2019: €524.8 million).
The table below summarizes support provided to Carl Zeiss SMT GmbH, by type:

Year ended December 31 (€, in millions)	2018	2019	2020
Capital expenditures	191.8	184.1	203.7
R&D costs	74.8	94.2	96.1
Supply chain investments	8.5	4.5	17.7
Total support provided	275.1	282.8	317.5
ASML makes non-interest bearing advance payments to support our equity method investment Carl Zeiss SMT GmbH’s work-in-process. These payments are made to secure optical column deliveries and these advance payments are settled through future lens or optical column deliveries. The increase in this balance is due to the support provided under the High-NA agreement.
In 2018, ASML and Carl Zeiss SMT GmbH entered into an agreement for ASML to support the development and integration of certain tooling to be used in future production of High-NA optical columns, for which Carl Zeiss SMT GmbH has agreed to reimburse all costs to ASML. Receivable amounts from Carl Zeiss SMT GmbH are presented within Other Assets.
The total purchases and outstanding balances with Carl Zeiss SMT Holding GmbH & Co. KG and its subsidiaries:

Year ended December 31 (€, in millions)	2018	2019	2020
Total purchases	1,401.0	1,502.3	1,623.9

Year ended December 31 (€, in millions)	2019	2020
Advance payments and High-NA capital expenditure support	814.5	986.6
Right-of-use assets - Finance	107.6	149.9
Accounts payable	127.4	110.9
For more details on our 24.9% interest in Carl Zeiss SMT Holding GmbH & Co. KG see Note 10 Equity method investments.
There have been no transactions between ASML or any of its subsidiaries, any other significant shareholder, any director or officer, or any relative or spouse thereof, other than ordinary course (compensation) arrangements. During our most recent fiscal year, there has been no, and at present there is no, outstanding indebtedness to ASML owed by or owing to any director or officer of ASML or any associate thereof, other than the virtual financing arrangement with respect to shares described under Note 19 Employee benefits. Furthermore, ASML has not granted any personal loans, guarantees, or the like to members of the Board of Management or Supervisory Board.